Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
10. Financial Instruments and Fair Value Measurements:
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.
As of December 31, 2014, the Company had seven interest rate swaps outstanding, with a notional amount of $1.8 billion, maturing from April 2016 through November 2017. As of December 31, 2015, the Company had seven interest rate swaps outstanding, with a notional amount of $1.6 billion, maturing from April 2016 through November 2017. During the year ended December 31. 2016, the Company terminated the interest rate swaps and there were no interest rate swaps outstanding as of December 31, 2016.
Effective January 1, 2011, the Company removed the designation of interest rate swaps previously designated as cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2015, these agreements did not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statements of operations.
Accumulated Other Comprehensive Loss also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for drilling units under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2014, 2015 and 2016, amounts of $1,034, $1,035 and $26,184, respectively, were reclassified into the consolidated statements of operations.
The estimated amount in other comprehensive income/ (loss) of cash flow hedge losses at December 31, 2016, that will be reclassified into earnings within the next twelve months, is zero.
Tabular disclosure of financial instruments is as follows:
Fair Values of Derivative Instruments in the Balance Sheets:
Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2015 Fair value	December 31, 2016 Fair value
Interest rate swaps	Financial Instruments non-current assets	$3,494	$-
Interest rate swaps	Financial Instruments current liabilities	(8,931)	-
Interest rate swaps	Financial Instruments non-current liabilities	(2,743)	-
Total derivatives		$(8,180)	$-

The effect of Derivative Instruments on the Consolidated Statement of Operations:
			Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
Interest rate swaps	Gain/ (Loss) on interest rate swaps	$(12,671)	$(11,513)	$(4,388)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The 7.25% Senior Unsecured Notes, the Drill Rigs Senior Notes and the Term Loan B Facilities have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). While the $462 million Senior Secured Credit Facility, has a floating rate on LIBOR and its' carrying value is approximately the same as its' fair market value.
The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2015, was approximately $100,367, $357,431, $427,168 and $628,242 respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2015, was $226,655, $601,845, $1,814,746 and $1,257,484, respectively.
The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2016, was approximately $51,080, $201,129, $1,156,958 and $1,002,304, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2016, was $129,844, $457,745, $1,804,272 and $1,248,747, respectively.
The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis.  This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.
Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:
Level 1--Quoted market prices in active markets for identical assets or liabilities.
Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3--Unobservable inputs that are not corroborated by market data.
The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$3,494	-	3,494	$-
Interest rate swaps-liability position	(11,674)	-	(11,674)	-

Total	$(8,180)	-	(8,180)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2015.
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$610,000	$-	$(414,986)

As a result of the impairment analysis performed for the year ended December 31, 2015, the Company's two drilling units, with a carrying amount of $1,024,986 were written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $414,986 which was included in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 7).

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2016.
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$1,035,499	$-	$(3,658,815)

As a result of the impairment analysis performed for the year ended December 31, 2016, the Company's eight drilling units, with a carrying amount of $4,694,314 were written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $3,658,815 which was included in the accompanying consolidated statement of operations for the year ended December 31, 2016 (Note 7), the impairment of $92,371 for the drilling unit under construction Ocean Rig Amorgos (Note 6) and the impairment of $25,152 relating to the cashflow hedges for interest capitalized on vessels impaired (Note 12).